Share Capital	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital
SHARE CAPITAL
Authorized
The Company is authorized to issue an unlimited number of common shares with no par value.
Issued

	December 31, 2017		December 31, 2016
(000s)	Shares	Amount	Shares	Amount
Balance, beginning of year	72,206	$152,084	72,206	$152,084
Balance, end of year	72,206	$152,084	72,206	$152,084